Supplemental information - Outstanding Risk Management Positions (Details) - 12 months ended Dec. 31, 2021	CAD ($) item € / Mcf $ / Mcf $ / bbl $ / shares	USD ($) item € / Mcf $ / Mcf $ / bbl
Crude Oil Dated Brent Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	2,700	2,700
Derivative, weighted average bought put | $ / bbl	62.50	62.50
Derivative, sold call volume	2,700	2,700
Derivative, weighted average sold call | $ / bbl	81.01	81.01
Derivative, sold put volume	2,700	2,700
Derivative, weighted average sold put | $ / bbl	47.50	47.50
Derivatives, sold swap volume	500	500
Derivative, weighted average sold swap price | $ / bbl	52.00	52.00
Crude Oil Dated Brent Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	3,450	3,450
Derivative, weighted average bought put | $ / bbl	63.59	63.59
Derivative, sold call volume	3,450	3,450
Derivative, weighted average sold call | $ / bbl	83.34	83.34
Derivative, sold put volume	3,450	3,450
Derivative, weighted average sold put | $ / bbl	47.50	47.50
Derivatives, sold swap volume	0	0
Crude Oil Dated Brent Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	2,600	2,600
Derivative, weighted average bought put | $ / bbl	63.94	63.94
Derivative, sold call volume	2,600	2,600
Derivative, weighted average sold call | $ / bbl	84.35	84.35
Derivative, sold put volume	2,600	2,600
Derivative, weighted average sold put | $ / bbl	47.50	47.50
Derivatives, sold swap volume	0	0
Crude Oil Dated Brent Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	2,600	2,600
Derivative, weighted average bought put | $ / bbl	63.94	63.94
Derivative, sold call volume	2,600	2,600
Derivative, weighted average sold call | $ / bbl	84.35	84.35
Derivative, sold put volume	2,600	2,600
Derivative, weighted average sold put | $ / bbl	47.50	47.50
Derivatives, sold swap volume	0	0
Crude Oil West Texas Intermediate Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	9,550	9,550
Derivative, weighted average bought put | $ / bbl	60.52	60.52
Derivative, sold call volume	9,550	9,550
Derivative, weighted average sold call | $ / bbl	75.89	75.89
Derivative, sold put volume	9,550	9,550
Derivative, weighted average sold put | $ / bbl	45.52	45.52
Derivatives, sold swap volume	0	0
Crude Oil West Texas Intermediate Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	9,300	9,300
Derivative, weighted average bought put | $ / bbl	60.93	60.93
Derivative, sold call volume	9,300	9,300
Derivative, weighted average sold call | $ / bbl	78.39	78.39
Derivative, sold put volume	9,300	9,300
Derivative, weighted average sold put | $ / bbl	45.54	45.54
Derivatives, sold swap volume	0	0
Crude Oil West Texas Intermediate Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	4,500	4,500
Derivative, weighted average bought put | $ / bbl	60.82	60.82
Derivative, sold call volume	4,500	4,500
Derivative, weighted average sold call | $ / bbl	82.92	82.92
Derivative, sold put volume	4,500	4,500
Derivative, weighted average sold put | $ / bbl	45.00	45.00
Derivatives, sold swap volume	0	0
Crude Oil West Texas Intermediate Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	4,500	4,500
Derivative, weighted average bought put | $ / bbl	60.82	60.82
Derivative, sold call volume	4,500	4,500
Derivative, weighted average sold call | $ / bbl	82.92	82.92
Derivative, sold put volume	4,500	4,500
Derivative, weighted average sold put | $ / bbl	45.00	45.00
Derivatives, sold swap volume	0	0
North American Gas Aeco Basis Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	0	0
Derivative, weighted average bought put | $ / Mcf	0	0
Derivative, sold call volume	0	0
Derivative, weighted average sold call | $ / Mcf	0	0
Derivative, sold put volume	0	0
Derivatives, sold swap volume	30,000	30,000
Derivative, weighted average sold swap price | $ / Mcf	(1.10)	(1.10)
North American Gas Aeco Basis Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	0	0
Derivative, weighted average bought put | $ / Mcf	0	0
Derivative, sold call volume	0	0
Derivative, weighted average sold call | $ / Mcf	0	0
Derivative, sold put volume	0	0
Derivatives, sold swap volume	35,000	35,000
Derivative, weighted average sold swap price | $ / Mcf	(1.09)	(1.09)
North American Gas Aeco Basis Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	0	0
Derivative, weighted average bought put | $ / Mcf	0	0
Derivative, sold call volume	0	0
Derivative, weighted average sold call | $ / Mcf	0	0
Derivative, sold put volume	0	0
Derivatives, sold swap volume	35,000	35,000
Derivative, weighted average sold swap price | $ / Mcf	(1.09)	(1.09)
North American Gas Aeco Basis Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	0	0
Derivative, weighted average bought put | $ / Mcf	0	0
Derivative, sold call volume	0	0
Derivative, weighted average sold call | $ / Mcf	0	0
Derivative, sold put volume	0	0
Derivatives, sold swap volume	11,793	11,793
Derivative, weighted average sold swap price | $ / Mcf	(1.09)	(1.09)
North American Gas Nymex Hh Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	30,000	30,000
Derivative, weighted average bought put | $ / Mcf	3.33	3.33
Derivative, sold call volume	30,000	30,000
Derivative, weighted average sold call | $ / Mcf	4.81	4.81
Derivative, sold put volume	0	0
Derivatives, sold swap volume	0	0
North American Gas Nymex Hh Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	30,000	30,000
Derivative, weighted average bought put | $ / Mcf	3.33	3.33
Derivative, sold call volume	30,000	30,000
Derivative, weighted average sold call | $ / Mcf	4.81	4.81
Derivative, sold put volume	0	0
Derivatives, sold swap volume	0	0
North American Gas Nymex Hh Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	USD	USD
Derivative, bought put volume	10,109	10,109
Derivative, weighted average bought put | $ / Mcf	3.33	3.33
Derivative, sold call volume	10,109	10,109
Derivative, weighted average sold call | $ / Mcf	4.81	4.81
Derivative, sold put volume	0	0
Derivatives, sold swap volume	0	0
European Gas Nbp Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	36,851	36,851
Derivative, weighted average bought put | € / Mcf	6.04	6.04
Derivative, sold call volume	36,851	36,851
Derivative, weighted average sold call | € / Mcf	7.59	7.59
Derivative, sold put volume	34,394	34,394
Derivative, weighted average sold put | € / Mcf	3.63	3.63
Derivatives, sold swap volume	4,913	4,913
Derivative, weighted average sold swap price | € / Mcf	4.91	4.91
European Gas Nbp Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	27,024	27,024
Derivative, weighted average bought put | € / Mcf	5.07	5.07
Derivative, sold call volume	27,024	27,024
Derivative, weighted average sold call | € / Mcf	5.84	5.84
Derivative, sold put volume	27,024	27,024
Derivative, weighted average sold put | € / Mcf	3.50	3.50
Derivatives, sold swap volume	4,913	4,913
Derivative, weighted average sold swap price | € / Mcf	4.91	4.91
European Gas Nbp Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	19,654	19,654
Derivative, weighted average bought put | € / Mcf	5.11	5.11
Derivative, sold call volume	19,654	19,654
Derivative, weighted average sold call | € / Mcf	6.24	6.24
Derivative, sold put volume	19,654	19,654
Derivative, weighted average sold put | € / Mcf	3.66	3.66
Derivatives, sold swap volume	4,913	4,913
Derivative, weighted average sold swap price | € / Mcf	4.91	4.91
European Gas Nbp Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	19,654	19,654
Derivative, weighted average bought put | € / Mcf	5.11	5.11
Derivative, sold call volume	19,654	19,654
Derivative, weighted average sold call | € / Mcf	6.23	6.23
Derivative, sold put volume	19,654	19,654
Derivative, weighted average sold put | € / Mcf	3.66	3.66
Derivatives, sold swap volume	4,913	4,913
Derivative, weighted average sold swap price | € / Mcf	4.91	4.91
European Gas Nbp Q1 2023 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	12,284	12,284
Derivative, weighted average bought put | € / Mcf	5.19	5.19
Derivative, sold call volume	12,284	12,284
Derivative, weighted average sold call | € / Mcf	6.45	6.45
Derivative, sold put volume	12,284	12,284
Derivative, weighted average sold put | € / Mcf	3.75	3.75
European Gas Nbp Q2 2023 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	4,913	4,913
Derivative, weighted average bought put | € / Mcf	5.86	5.86
Derivative, sold call volume	4,913	4,913
Derivative, weighted average sold call | € / Mcf	8.24	8.24
Derivative, sold put volume	4,913	4,913
Derivative, weighted average sold put | € / Mcf	4.40	4.40
European Gas Ttf Q1 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84
Derivative, sold call volume	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64
Derivative, sold put volume	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52
European Gas Ttf Q2 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84
Derivative, sold call volume	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64
Derivative, sold put volume	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52
European Gas Ttf Q3 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84
Derivative, sold call volume	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64
Derivative, sold put volume	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52
European Gas Ttf Q4 2022 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84
Derivative, sold call volume	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64
Derivative, sold put volume	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52
European Gas Ttf Q1 2023 [Member]
Statement [Line Items]
Description of presentation currency	EUR	EUR
Derivative, bought put volume	2,457	2,457
Derivative, weighted average bought put | € / Mcf	4.84	4.84
Derivative, sold call volume	2,457	2,457
Derivative, weighted average sold call | € / Mcf	5.64	5.64
Derivative, sold put volume	2,457	2,457
Derivative, weighted average sold put | € / Mcf	3.52	3.52
Swap Contract One [Member] | European Gas cross currency interest rate [Member]
Statement [Line Items]
Derivative interest maturity period	January 2022	January 2022
Proceeds from sales or maturity of financial instruments, classified as investing activities | $		$ 398,373,887
London Interbank Offered Rate	1.70%	1.70%
Purchase of financial instruments, classified as investing activities | $	$ 500,000,000
Canadian Dollar Offered Rate	1.08%	1.08%
Swap Contract One [Member] | Foreign Currency Swap [Member]
Statement [Line Items]
Derivative interest maturity period	January 2022	January 2022
Proceeds from sales or maturity of financial instruments, classified as investing activities | $		$ 562,166,987
Purchase of financial instruments, classified as investing activities | $	$ 700,000,000
Canadian Dollar Offered Rate	1.2452%	1.2452%
Swap Contract One [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Apr 2023	Jan 2020 - Apr 2023
Initial Share Price | $ / shares	$ 20.9788
Share Volume | $	$ 2,250,000
Swap Contract Two [Member] | VET Equity Swaps [Member]
Statement [Line Items]
Derivative interest maturity period	Jan 2020 - Apr 2023	Jan 2020 - Apr 2023
Initial Share Price | $ / shares	$ 22.4587
Share Volume | $	$ 1,500,000